Royalty obligation	12 Months Ended
Dec. 31, 2021
Royalty Obligation [Abstract]
Royalty obligation
11.	Royalty obligation
On July 18, 2011, the Company settled its then existing
long-term
debt with Birmingham Associates Ltd. (“Birmingham”), an affiliate of Elliott Associates L.P., in exchange for i) $4,750 in cash; ii) 2,176,003 common shares of the Company; and iii) a royalty on future AGGRASTAT
®
sales until May 1, 2023. The royalty is based on 4% of the first $2,000 of quarterly AGGRASTAT
®
sales, 6% on the portion of quarterly sales between $2,000 and $4,000 and 8% on the portion of quarterly sales exceeding $4,000 payable within 60 days of the end of the preceding three-month periods ended February 28, May 31, August 31 and November 30. Birmingham has a
one-time
option to switch the royalty payment from AGGRASTAT
®
to a royalty on the sale of
MC-1.
Management determined there is no value to the option to switch the royalty to
MC-1
as the product is not commercially available for sale and the extended long-term development timelines associated with commercialization of the product.
In accordance with the terms of the agreement, if the Company were to dispose of its AGGRASTAT
®
rights, the acquirer would be required to assume the obligations under the royalty agreement.

The royalty obligation was recorded at its fair value at the date at which the liability was incurred and subsequently measured at amortized cost using the effective interest rate method at each reporting date. This resulted in a carrying value as at December 31, 2021 of $488 (2020 – $697) of which $423 (2020 – $362) represents the current portion of the royalty obligation. The net change in the royalty obligation for the year ended December 31, 2021 is an expense of $262 (2020 – recovery of $953, 2019 – recovery of $316) is recorded within finance (income) expense on the consolidated statements of net loss and comprehensive loss. Royalties for the year ended December 31, 2021 totaled $464 (2020 – $441; 2019 – $1,023) with payments made during the year ended December 31, 2021 of $99 (2020 – $326; 2019 – $1,355).